Document and Entity Information	Nov. 19, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002015034
Document Type	8-K
Document Period End Date	Nov. 19, 2024
Entity Registrant Name	Grayscale Bitcoin Mini Trust ETF
Entity File Number	001-42194
Entity Tax Identification Number	99-6383052
Entity Address, Address Line One	c/o Grayscale Investments, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Grayscale Bitcoin Mini Trust ETF Shares
Trading Symbol	BTC
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true